Summary of Significant Accounting Policies - Product Warranty (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Standard Product Warranty Accrual [Roll Forward]
Product warranty accrual, beginning	$ 4,186	$ 2,677	$ 1,691
Warranty charges incurred, net	(1,335)	(2,278)	(1,789)
Provision for warranty charges	1,773	3,787	2,775
Product warranty accrual, ending	$ 4,624	$ 4,186	$ 2,677
Minimum
Product Warranty Liability [Line Items]
Product warranty period	3 months
Maximum
Product Warranty Liability [Line Items]
Product warranty period	36 years